Regulatory Capital Information	12 Months Ended
Dec. 31, 2019
Regulatory Capital Information [Abstract]
Disclosure of regulatory capital [text block]

General definitions

The calculation of our own funds incorporates the capital requirements following the "Regulation (EU) No 575/2013 on prudential requirements for credit institutions and investment firms" (Capital Requirements Regulation or "CRR") and the "Directive 2013/36/EU on access to the activity of credit institutions and the prudential supervision of credit institutions and investment firms" (Capital Requirements Directive or "CRD") which have been further amended with subsequent Regulations and Directives. The CRD has been implemented into German law. The information in this section as well as in the section "Development of risk-weighted Assets" is based on the regulatory principles of consolidation.

This section refers to the capital adequacy of the group of entities consolidated for banking regulatory purposes pursuant to the CRR and the German Banking Act ("Kreditwesengesetz" or "KWG"). Therein not included are insurance companies or companies outside the finance sector.

The total own funds pursuant to the effective regulations as of year-end 2019 comprises Tier 1 and Tier 2 (T2) capital. Tier 1 capital is subdivided into Common Equity Tier 1 (CET 1) capital and Additional Tier 1 (AT1) capital.

Common Equity Tier 1 (CET 1) capital consists primarily of common share capital (reduced by own holdings) including related share premium accounts, retained earnings (including losses for the financial year, if any) and accumulated other comprehensive income, subject to regulatory adjustments (i.e. prudential filters and deductions), as well as minority interests qualifying for inclusion in consolidated CET1 capital. Prudential filters for CET 1 capital, according to Articles 32 to 35 CRR, include (i) securitization gains on sale, (ii) cash flow hedges and changes in the value of own liabilities, and (iii) additional value adjustments. CET 1 capital deductions for instance includes (i) intangible assets, (ii) deferred tax assets that rely on future profitability, (iii) negative amounts resulting from the calculation of expected loss amounts, (iv) net defined benefit pension fund assets, (v) reciprocal cross holdings in the capital of financial sector entities and, (vi) significant and non-significant investments in the capital (CET 1, AT1, T2) of financial sector entities above certain thresholds. All items not deducted (i.e., amounts below the threshold) are subject to risk-weighting.

Additional Tier 1 (AT1) capital consists of AT1 capital instruments and related share premium accounts as well as noncontrolling interests qualifying for inclusion in consolidated AT1 capital and during the transitional period grandfathered instruments. To qualify as AT1 capital under CRR/CRD, instruments must have principal loss absorption through a conversion to common shares or a write-down mechanism allocating losses at a trigger point and must also meet further requirements (perpetual with no incentive to redeem; institution must have full dividend/coupon discretion at all times, etc.).

Tier 2 (T2) capital comprises eligible capital instruments, the related share premium accounts and subordinated long-term debt, certain loan loss provisions and noncontrolling interests that qualify for inclusion in consolidated T2 capital. To qualify as T2 capital, capital instruments or subordinated debt must have an original maturity of at least five years. Moreover, eligible capital instruments may inter alia not contain an incentive to redeem, a right of investors to accelerate repayment, or a credit sensitive dividend feature. Capital instruments that no longer qualify as AT1 or T2 capital under the fully loaded CRR/CRD applicable until June 26, 2019 are subject to grandfathering rules during the transitional period and are being phased out from 2013 to 2022 with their recognition capped at 40 % in 2018, 30 % in 2019 and the cap decreasing by ten percentage points every year thereafter.

We present certain figures in this report based on our definition of own funds on a "fully loaded" basis. This relates to our Additional Tier 1 capital and Tier 2 capital and figures based thereon, including Tier 1 capital and Leverage Ratio. The term "fully loaded" is defined as excluding the transitional arrangements for own funds introduced by the CRR/CRD applicable until June 26, 2019. However, it reflects the latest transitional arrangements introduced by the amendments to the CRR/CRD applicable from June 27, 2019. We believe that these "fully loaded" calculations provide useful information to investors as they reflect our progress against the regulatory capital standards and as many of our competitors have been describing calculations on a "fully loaded" basis. As our competitors’ assumptions and estimates regarding "fully loaded" calculations may vary, however, our "fully loaded" measures may not be comparable with similarly labelled measures used by our competitors.

Capital instruments

Our Management Board received approval from the 2018 Annual General Meeting to buy back up to 206.7 million shares before the end of April 2023. Thereof 103.3 million shares can be purchased by using derivatives, this includes 41.3 million derivatives with a maturity exceeding 18 months. During the period from the 2018 Annual General Meeting until the 2019 Annual General Meeting (May 23, 2019), 24.3 million shares were purchased. The shares purchased were used for equity compensation purposes in the same period or are to be used in the upcoming period so that the number of shares held in Treasury from buybacks was 1.7 million as of the 2019 Annual General Meeting.

The 2019 Annual General Meeting granted our Management Board the approval to buy back up to 206.7 million shares before the end of April 2024. Thereof 103.3 million shares can be purchased by using derivatives, this includes 41.3 million derivatives with a maturity exceeding 18 months. These authorizations substitute the authorizations of the previous year. During the period from the 2019 Annual General Meeting until December 31, 2019, 8.3 million shares were purchased. The shares purchased are to be used in the upcoming period so that the number of shares held in Treasury from buybacks was 0.7 million as of December 31, 2019.

Since the 2017 Annual General Meeting, and as of December 31, 2019, authorized capital available to the Management Board is € 2,560 million (1,000 million shares). As of December 31, 2019, the conditional capital against cash stands at € 512 million (200 million shares). Additional conditional capital for equity compensation amounts to € 51.2 million (20 million shares). Further, the 2018 Annual General Meeting authorized the issuance of participatory notes and other Hybrid Debt Securities that fulfill the regulatory requirements to qualify as Additional Tier 1 capital with an equivalent value of € 8.0 billion.

Our legacy Hybrid Tier 1 capital instruments (substantially all noncumulative trust preferred securities) are not recognized under fully loaded CRR/CRD rules as Additional Tier 1 capital, mainly because they have no write-down or equity conversion feature. However, they are recognized as Additional Tier 1 capital under CRR/CRD transitional provisions and can still be recognized as Tier 2 capital under the fully loaded CRR/CRD rules. During the transitional phase-out period the maximum recognizable amount of Additional Tier 1 instruments from Basel 2.5 compliant issuances as of December 31, 2012 will be reduced at the beginning of each financial year by 10 % or € 1.3 billion, through 2022. For December 31, 2019, this resulted in eligible Additional Tier 1 instruments of € 6.4 billion (i.e. € 4.6 billion newly issued AT1 Notes plus € 1.8 billion of legacy Hybrid Tier 1 instruments recognizable during the transition period). € 1.8 billion of the legacy Hybrid Tier 1 instruments can still be recognized as Tier 2 capital under the fully loaded CRR/CRD rules. Additional Tier 1 instruments recognized under fully loaded CRR/CRD rules amounted to € 4.6 billion as of December 31, 2019. In 2019, the bank redeemed one legacy Hybrid Tier 1 instrument with a notional of U.S. $ 1.4 billion and an eligible equivalent amount of € 1.2 billion.

The total of our Tier 2 capital instruments as of December 31, 2019 recognized during the transition period under CRR/CRD was € 6.0 billion. As of December 31, 2019, there were no legacy Hybrid Tier 1 instruments that are counted as Tier 2 capital under transitional rules. The gross notional value of the Tier 2 capital instruments was € 7.4 billion. Tier 2 instruments recognized under fully loaded CRR/CRD rules amounted to € 7.8 billion as of December 31, 2019 (including the € 1.8 billion legacy Hybrid Tier 1 capital instruments only recognizable as Additional Tier 1 capital during the transitional period).

Minimum capital requirements

Failure to meet minimum capital requirements can result in supervisory measures such as restrictions of profit distributions or limitations on certain businesses such as lending. We complied with the regulatory capital adequacy requirements in 2019.

Details on regulatory capital

Own Funds Template (incl. RWA and capital ratios)

	Dec 31, 2019	Dec 31, 2018
in € m.	CRR/CRD	CRR/CRD
Common Equity Tier 1 (CET 1) capital: instruments and reserves
Capital instruments, related share premium accounts and other reserves	45,780	45,515
Retained earnings	14,814	16,297
Accumulated other comprehensive income (loss), net of tax	537	382
Independently reviewed interim profits net of any foreseeable charge or dividend[1]	(5,390)	0
Other	837	846
Common Equity Tier 1 (CET 1) capital before regulatory adjustments	56,579	63,041

Common Equity Tier 1 (CET 1) capital: regulatory adjustments
Additional value adjustments (negative amount)	(1,738)	(1,504)
Other prudential filters (other than additional value adjustments)	(150)	(329)
Goodwill and other intangible assets (net of related tax liabilities) (negative amount)	(6,515)	(8,566)
Deferred tax assets that rely on future profitability excluding those arising from temporary differences (net of related tax liabilities where the conditions in Art. 38 (3) CRR are met) (negative amount)	(1,126)	(2,758)
Negative amounts resulting from the calculation of expected loss amounts	(259)	(367)
Defined benefit pension fund assets (net of related tax liabilities) (negative amount)	(892)	(1,111)
Direct, indirect and synthetic holdings by an institution of own CET 1 instruments (negative amount)	(15)	(25)
Direct, indirect and synthetic holdings by the institution of the CET 1 instruments of financial sector entities where the institution has a significant investment in those entities (amount above the 10% / 15 % thresholds and net of eligible short positions) (negative amount)	0	0
Deferred tax assets arising from temporary differences (net of related tax liabilities where the conditions in Art. 38 (3) CRR are met) (amount above the 10% / 15 % thresholds) (negative amount)	(319)	0
Other regulatory adjustments[2]	(1,417)	(895)
Total regulatory adjustments to Common Equity Tier 1 (CET 1) capital	(12,430)	(15,555)
Common Equity Tier 1 (CET 1) capital	44,148	47,486

Additional Tier 1 (AT1) capital: instruments
Capital instruments and the related share premium accounts	4,676	4,676
Amount of qualifying items referred to in Art. 484 (4) CRR and the related share premium accounts subject to phase out from AT1	1,813	3,009
Additional Tier 1 (AT1) capital before regulatory adjustments	6,489	7,685

Additional Tier 1 (AT1) capital: regulatory adjustments
Direct, indirect and synthetic holdings by an institution of own AT1 instruments (negative amount)	(91)	(80)
Residual amounts deducted from AT1 capital with regard to deduction from CET 1 capital during the transitional period pursuant to Art. 472 CRR	N/M	N/M
Other regulatory adjustments	0	0
Total regulatory adjustments to Additional Tier 1 (AT1) capital	(91)	(80)
Additional Tier 1 (AT1) capital	6,397	7,604
Tier 1 capital (T1 = CET 1 + AT1)	50,546	55,091

Tier 2 (T2) capital	5,957	6,202
Total capital (TC = T1 + T2)	56,503	61,292
Total risk-weighted assets	324,015	350,432
Capital ratios
Common Equity Tier 1 capital ratio (as a percentage of risk-weighted assets)	13.6	13.6
Tier 1 capital ratio (as a percentage of risk-weighted assets)	15.6	15.7
Total capital ratio (as a percentage of risk-weighted assets)	17.4	17.5

N/M - Not meaningful

1No interim profits to be recognized as per ECB Decision (EU) 2015/656 in accordance with the Article 26(2) of Regulation (EU) No 575/2013 (ECB/2015/4).

[2]Includes € 0.4 billion capital deduction effective from April 2019 and € 0.3 billion effective from October 2016 based on regular ECB review and € 0.8 billion capital deduction based on ECB guidance on irrevocable payment commitments related to the Single Resolution Fund and the Deposit Guarantee Scheme effective from January 2018 onwards.

Reconciliation of shareholders’ equity to regulatory capital

	CRR/CRD
in € m.	Dec 31, 2019	Dec 31, 2018
Total shareholders’ equity per accounting balance sheet	55,857	62,495
Deconsolidation/Consolidation of entities	(116)	(33)
Of which:
Additional paid-in capital	(12)	(12)
Retained earnings	(220)	(150)
Accumulated other comprehensive income (loss), net of tax	116	130
Total shareholders' equity per regulatory balance sheet	55,741	62,462
Minority Interests (amount allowed in consolidated CET 1)	837	846
Accrual for dividend and AT1 coupons[1]	0	(267)
Reversal of deconsolidation/consolidation of the position Accumulated other comprehensive income (loss), net of tax, during transitional period	0	0
Common Equity Tier 1 (CET 1) capital before regulatory adjustments	56,579	63,041
Additional value adjustments	(1,738)	(1,504)
Other prudential filters (other than additional value adjustments)	(150)	(329)
Regulatory adjustments relating to unrealized gains and losses pursuant to Art. 467 and 468 CRR	0	0
Goodwill and other intangible assets (net of related tax liabilities) (negative amount)	(6,515)	(8,566)
Deferred tax assets that rely on future profitability	(1,445)	(2,758)
Defined benefit pension fund assets (net of related tax liabilities) (negative amount)	(892)	(1,111)
Direct, indirect and synthetic holdings by the institution of the CET 1 instruments of financial sector entities where the institution has a significant investment in those entities	0	0
Other regulatory adjustments[2]	(1,692)	(1,287)
Common Equity Tier 1 capital	44,148	47,486

[1]No interim profits to be recognized as per ECB Decision (EU) 2015/656 in accordance with the Article 26(2) of Regulation (EU) No 575/2013 (ECB/2015/4).

[2]€ 0.4 billion capital deduction effective from April 2019 and € 0.3 billion effective from October 2016 based on regular ECB review, € 0.8 billion capital deduction based on ECB guidance on irrevocable payment commitments related to the Single Resolution Fund and the Deposit Guarantee Scheme effective from January 2018 onwards, € 0.3 billion negative amounts resulting from the calculation of expected loss amounts and € 15 million from Direct, indirect and synthetic holdings by an institution of own CET 1 instruments.

Capital management

Our Treasury function manages solvency, capital adequacy, leverage and bail-in capacity ratios at Group level and locally in each region, as applicable. Treasury implements our capital strategy, which itself is developed by the Group Risk Committee and approved by the Management Board. Treasury, directly or through the Group Asset and Liability Committee, which was established in 2018, manages, among other things, issuance and repurchase of shares and capital instruments, hedging of capital ratios against foreign exchange swings, setting capacities for key financial resources, design of shareholders’ equity allocation, and regional capital planning. We are fully committed to maintaining our sound capitalization both from an economic and regulatory perspective. We continuously monitor and adjust our overall capital demand and supply in an effort to achieve an appropriate balance of the economic and regulatory considerations at all times and from all perspectives. These perspectives include book equity based on IFRS accounting standards, regulatory and economic capital as well as specific capital requirements from rating agencies.

Treasury manages the issuance and repurchase of capital instruments, namely Common Equity Tier 1, Additional Tier 1 and Tier 2 capital instruments as well as TLAC/MREL eligible debt instruments. Treasury constantly monitors the market for liability management trades. Such trades represent a countercyclical opportunity to create Common Equity Tier 1 capital by buying back our issuances below par.

Our core currencies are Euro, US Dollar, Chinese Renminbi and Pound Sterling. Treasury manages the sensitivity of our capital ratios against swings in core currencies. The capital invested into our foreign subsidiaries and branches in the other non-core currencies is largely hedged against foreign exchange swings. Treasury determines which currencies are to be hedged, develops suitable hedging strategies in close cooperation with Risk Management and finally executes these hedges.

Resource limit setting

Usage of key financial resources is influenced through the following governance processes and incentives.

Target resource capacities are reviewed in our annual strategic plan in line with our CET 1 and Leverage Ratio ambitions. In a quarterly process, the Group Asset and Liability Committee, which insofar as it replaced the Group Risk Committee as decision body, approves divisional resource limits for Total Capital Demand and leverage exposure that are based on the strategic plan but adjusted for market conditions and the short-term outlook. Limits are enforced through a close monitoring process and an excess charging mechanism.

Overall regulatory capital requirements are principally driven by either our CET 1 ratio (solvency) or leverage ratio (leverage) requirements, whichever is the more binding constraint. For the internal capital allocation, the combined contribution of each segment to the Group’s Common Equity Tier 1 ratio, the Group’s Leverage ratio and the Group’s Capital Loss under Stress are weighted to reflect their relative importance and level of constraint to the Group. Contributions to the Common Equity Tier 1 ratio and the Leverage ratio are measured through Risk-Weighted Assets (RWA) and Leverage Ratio Exposure (LRE) assuming full implementation of CRR/CRD 4 rules. The Group’s Capital Loss under Stress is a measure of the Group’s overall economic risk exposure under a defined stress scenario. Goodwill and other intangible assets are directly allocated to the respective segments, supporting the calculation of the allocated tangible shareholders equity and the respective rate of return. In our performance measurement, our methodology also applies different rates for the cost of equity for each of the business segments, reflecting in a more differentiated way the earnings volatility of the individual business models. This enables improved performance management and investment decisions.

Regional capital plans covering the capital needs of our branches and subsidiaries across the globe are prepared on an annual basis and presented to the Group Investment Committee. Most of our subsidiaries are subject to legal and regulatory capital requirements. In developing, implementing and testing our capital and liquidity, we fully take such legal and regulatory requirements into account.

Further, Treasury is represented on the Investment Committee of the largest Deutsche Bank pension fund which sets the investment guidelines for this fund. This representation is intended to ensure that pension assets are aligned with pension liabilities, thus protecting our capital base.